UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10319

USA MUTUALS
(Exact name of registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
 (Address of principal executive offices) (Zip code)

Jerry Szilagyi
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(214) 953-0066
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2012

Date of reporting period:  June 30, 2011

Item 1. Schedule of Investments.

Vice Fund
Schedule of Investments
June 30, 2011 (Unaudited)	Ticker Symbol: VICEX

	Shares	Value
COMMON STOCKS - 91.5%
Aerospace & Defense - 30.3%
General Dynamics Corp.	41,050	3,059,046
Honeywell International Inc.	51,250	3,053,987
L-3 Communications Holdings, Inc.	20,420	1,785,729
Lockheed Martin Corp.	12,000	971,640
ManTech International Corp. - Class A (a)(c)	44,000	1,954,480
Northrop Grumman Corp. (c)	25,830	1,791,310
Raytheon Co. (c)	77,000	3,838,450
Rockwell Collins, Inc.	27,920	1,722,385
SAIC, Inc. (a)	110,000	1,850,200
Smith & Wesson Holding Corp. (a)	334,700	1,004,100
Spartan Motors, Inc.	180,832	976,493
Sparton Corp. (a)	100,000	1,022,000
United Technologies Corp.	32,900	2,911,979
		25,941,799
Alcoholic Beverages - 24.8%
Anheuser-Busch InBev NV (b)	35,000	2,030,221
Anheuser Busch Inbev Sa/nv - ADR (b)	46,590	2,702,686
Brown-Forman Corp. - Class B	17,290	1,291,390
Carlsberg A/S (b)	45,000	4,895,108
Companhia de Bebidas das Americas (AmBev) - ADR (b)	42,680	1,439,597
Constellation Brands, Inc. - Class A (a)	48,700	1,013,934
Diageo plc - ADR (b)(c)	34,970	2,862,994
Molson Coors Brewing Co. - Class B	27,890	1,247,799
Pernod Ricard SA (b)	12,750	1,256,732
SABMiller plc (b)	70,000	2,551,961
		21,292,422

Casinos, Gambling & Lotteries - 19.1%
Bally Technologies Inc. (a)	5,000	203,400
Churchill Downs, Inc.	35,781	1,613,007
Galaxy Entertainment Group Ltd. (a)(b)	1,400,000	2,993,690
International Game Technology	75,420	1,325,884
Ladbrokes PLC (b)	200,000	489,191
Las Vegas Sands Corp. (a)(c)	41,770	1,763,112
MGM Resorts International (a)	98,780	1,304,884
Penn National Gaming, Inc. (a)	33,050	1,333,237
Sands China Ltd. (a)(b)	500,000	1,349,319
Wynn Macau Ltd. (b)	725,000	2,361,791
Wynn Resorts, Ltd.	11,600	1,665,064
		16,402,579

Tobacco - 17.3%
Altria Group, Inc.	142,900	3,773,989
British American Tobacco PLC - ADR (b)	26,340	2,317,920
Imperial Tobacco Group plc - ADR (b)	1,000	66,570
Lorillard, Inc. (c)	39,180	4,265,527
Philip Morris International Inc. (c)	42,520	2,839,060
Reynolds American Inc.	43,760	1,621,308
		14,884,374

Total Common Stocks (Cost $56,752,795)		78,521,174

SHORT TERM INVESTMENTS - 8.9%
Investment Companies - 8.9%
AIM STIT-STIC Prime Portfolio Money Market, 0.09%	3,811,041	3,811,041
Fidelity Institutional Money Market Portfolio, 0.13%	3,857,086	3,857,086
Total Short Term Investments (Cost $7,668,127)		7,668,127

Total Investments (Cost $64,420,922) - 100.4%		86,189,301
Liabilities in Excess of Other Assets - (0.4)%		(318,160)
TOTAL NET ASSETS - 100.0%		$85,871,141

(1) These Securities have fluctuating yields. The yields listed is the 7-day yield as of June 30, 2011.
ADR - American Depositary Receipt
(a) - Non Income Producing
(b) - Foreign Issued Securities
(c) - A portion of the investment is designated by the Fund as collateral for written options. As of June 30, 2011, the fair value of collateral is $14,708,910.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Cost of investments	$64,420,922
Premium on options written	386,199
Gross unrealized appreciation	26,928,486
Gross unrealized depreciation	(4,979,748)
Net unrealized appreciation	$21,948,738

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Vice Fund
Schedule of Options Written
June 30, 2011 (Unaudited)

	Contracts	Value

CALL OPTIONS WRITTEN - 0.2%
Diageo plc
Expiration: July, 2011, Exercise Price: $85.00	300	$6,000
Las Vegas Sands Corp.
Expiration: July, 2011, Exercise Price: $42.00	200	9,000
Las Vegas Sands Corp.
Expiration: July, 2011, Exercise Price: $41.00	200	36,800
Lorillard, Inc.
Expiration: July, 2011, Exercise Price: $115.00	250	10,500
Lorillard, Inc.
Expiration: July, 2011, Exercise Price: $120.00	140	2,100
ManTech International Corp.
Expiration: July, 2011, Exercise Price: $45.00	200	10,000
Northrop Grumman Corp.
Expiration: July, 2011, Exercise Price: $65.00	240	105,600
Philip Morris International Inc.
Expiration: July, 2011, Exercise Price: $72.50	340	340
Raytheon Co.
Expiration: July, 2011, Exercise Price: $49.00	300	25,500
Total Options Written (Premiums received $386,199)		$205,840

Generation Wave Growth Fund
Schedule of Investments
June 30, 2011 (Unaudited)	Ticker Symbol: GWGFX

	Shares	Value
COMMON STOCKS - 91.2%
Administrative & Support & Waste Management & Remediation Services - 3.1%
Paychex, Inc.	17,956	$551,608
		551,608
Finance & Insurance - 13.7%
Insurance Carriers - 6.0%
Horace Mann Educators Corp.	35,611	555,888
Unum Group	20,000	509,600
		1,065,488
Other Financial Investment Activities - 4.2%
The NASDAQ OMX Group, Inc. (a)	30,000	759,000

Securities & Commodity Contracts Intermediation & Brokerage - 3.5%
TD Ameritrade Holding Corp.	32,000	624,320
		2,448,808
Industrials - 4.7%
Aegean Marine Petroleum Network Inc. (b)	118,000	836,620
		836,620
Information - 5.0%
Comcast Corp. - Class A	35,000	886,900
		886,900
Manufacturing - 49.6%
Forging & Stamping - 2.2%
Lifetime Brands, Inc.	32,713	384,051

Medical Equipment & Supplies Manufacturing - 5.4%
NuVasive, Inc. (a)	10,000	328,800
Orthofix International N.V. (a)	15,134	642,741
		971,541
Motor Vehicle Manufacturing - 3.6%
Spartan Motors, Inc.	118,685	640,899

Other Fabricated Metal Product Manufacturing - 3.9%
Sturm, Ruger & Co., Inc.	31,700	695,815

Pharmaceutical & Medicine Manufacturing - 23.7%
Abbott Laboratories	16,000	841,920
Johnson & Johnson	8,000	532,160
Mylan, Inc. (a)	57,000	1,406,190
Pfizer Inc.	29,850	614,910
Roche Holding AG - ADR (b)	20,000	839,200
		4,234,380
Printing & Related Support Activities - 1.4%
De La Rue PLC (a)(b)	20,000	251,200

Resin, Synthetic Rubber & Artificial Synthetic Fibers & Filaments Manufacturing - 2.7%
Myers Industries, Inc.	46,000	472,880

Semiconductor & Other Electronic Component Manufacturing - 6.7%
CTS Corp.	60,000	580,200
Sparton Corp. (a)	60,138	614,610
		1,194,810
		8,845,576
Other Services - 4.0%
CPI International, Inc.	54,500	716,675
		716,675
Professional, Scientific & Technical Services - 2.3%
SAIC, Inc. (a)	25,000	420,500
		420,500
Retail Trade - 8.8%
Clothing Stores - 4.6%
Charming Shoppes, Inc. (a)	140,000	582,400
The Talbots, Inc. (a)	71,289	238,105
		820,505
Grocery Stores - 4.2%
The Kroger Co.	30,000	744,000
		1,564,505

Total Common Stocks (Cost $14,550,571)		16,271,192

SECTOR FUNDS - 2.8%
Mining - 2.8%
iShares Silver Trust (a)	15,000	507,750
Total Sector Funds (Cost $211,656)		507,750

SHORT TERM INVESTMENTS - 6.4%
Investment Companies - 6.4%
Aim STIT-STIC Prime Portfolio Money Market 0.09%	342,176	342,176
Fidelity Institutional Money Market Portfolio 0.13%	800,000	800,000
Total Short Term Investments (Cost $1,142,176)		1,142,176

Total Investments (Cost $15,904,403) - 100.4%		17,921,118
Liabilities in Excess of Other Assets - (0.4)%		(79,549)
TOTAL NET ASSETS - 100.0%		$17,841,569

(1) These Securities have fluctuating yields. The yield listed is the 7-day yield as of June 30, 2011.
ADR - American Depositary Receipt
(a) - Non Income Producing
(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Cost of investments	$15,904,403
Gross unrealized appreciation	2,920,833
Gross unrealized depreciation	(904,118)
Net unrealized depreciation	$2,016,715

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2011

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Vice Fund
Common Stocks	$78,521,174	$-	$-	$78,521,174
Short Term investments	7,668,127	-	-	7,668,127
Total*	$86,189,301	$-	$-	$86,189,301

Written Options	$(205,840)	$-	$-	$(205,840)

Generation Wave Growth Fund
Common Stocks	$16,271,192	$-	$-	$16,271,192
Sector Funds	507,750	-	-	507,750
Short Term investments	1,142,176	-	-	1,142,176
Total*	$17,921,118	$-	$-	$17,921,118

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

There were no significant transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report. It is the Fund's policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

In May 2011, the FASB issued AU No. 2011-04 "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact of these amendments and does not believe they will have a material impact on the Company's financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USA MUTUALS

By  /s/  Jerry Szilagyi
             Jerry Szilagyi, President

Date      8/29/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By  /s/  Jerry Szilagyi
             Jerry Szilagyi, President

Date      8/29/2011

By   /s/ Cindy Clarke
              Cindy Clarke, Treasurer

Date      8/29/2011